Organization and Basis of Presentation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage	25.00%	95.40%	74.90%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee	100.00%
Consulting and service agreement term	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option.
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount	¥ 60,000